Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

The following table provides information required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K. For information regarding the way in which the Company aligns executive compensation with the Company’s performance, refer to “Compensation Discussion and Analysis” above.

The following table provides information showing the relationship during 2024, 2023, 2022, 2021 and 2020 between (1) executive compensation “actually paid” (as defined by SEC rule and further described below) to (a) each person serving as the Company’s principal executive officer (“PEO”), and (b) the Company’s non-PEO named executive officers (also referred to as the “other named executive officers”), on an average basis, and (2) the Company’s financial performance. The Company’s selected performance measure included in the chart below is nonperforming assets (NPAs) to average interest-earning assets. Information presented in this section will not be deemed to be incorporated by reference into any of the Company’s filings under the Securities Act or the Exchange Act, except as the Company may specifically do so by reference to this section.

					Value of initial fixed $100 investment based on:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Total Shareholder Return	Peer Group Total Shareholder Return (KBW Regional)(4)	Peer Group Total Shareholder Return (Nasdaq Bank)(4)	Net Income (in thousands)(5)	NPAs to Average Interest-Earning Assets(6)
2024(7)	$5,659,475	$5,935,165	$2,483,266	$2,663,858	$122.89	$130.90	$141.59	$479,386	0.23%
2023	3,229,008	3,052,914	1,593,619	1,496,454	106.79	115.63	114.99	419,316	0.21%
2022(8)	3,035,574	3,064,051	2,088,997	2,080,990	110.55	116.10	107.54	524,516	0.08%
2021(9)	5,534,173	5,627,711	2,151,891	2,227,148	106.69	124.74	128.28	519,297	0.09%
2020	3,484,221	3,404,844	1,548,064	1,529,470	99.59	91.29	90.81	528,904	0.21%

(1)
David Zalman, the Company’s Chief Executive Officer, was the PEO for each of the years presented.
(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the Company’s named executive officers. These amounts reflect the total compensation as reflected in the Summary Compensation Table with certain adjustments as described below.
(3)
The Company’s non-PEO named executive officers for 2024, 2023, 2021 and 2020 consisted of Asylbek Osmonov, H. E. Timanus, Jr., Edward Z. Safady and Kevin Hanigan. The non-PEO named executives officers for 2022 consisted of Asylbek Osmonov, H. E. Timanus, Jr., Edward Z. Safady, Kevin Hanigan and J. Mays Davenport.
(4)
The Peer Group total shareholder return (“TSR”) is the cumulative total shareholder return of each of the KBW NASDAQ Regional Banking Index and the NASDAQ Bank Index, both of which are reflected in the stock performance graph included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2024. During 2024, the Company reviewed the various market and bank indices and concluded that the KBW Nasdaq Regional Banking Index was more representative of companies like the Company and expects to use that index going forward. The Company TSR and each Peer Group TSR assume $100 was invested for the period starting December 31, 2019 through the end of the listed fiscal year. Dividend reinvestment has been assumed. Historical stock performance is not necessarily indicative of future stock performance.
(5)
As reported in the Company’s consolidated financial statements included in its Annual Report on Form 10-K for the year ended December 31, 2024.
(6)
Represents the Company’s nonperforming assets to average interest-earning assets for each fiscal year.
(7)
PEO compensation for 2024 includes the grant date fair value of a three-year cliff vested restricted stock award of $2,229,500. Mr. Zalman did not receive such an award for 2023, 2022 or 2020. Non-PEO compensation for 2024 includes the grant date fair value of a three-year cliff vested restricted stock award of $1,592,500 for each Mr. Timanus and Mr. Safady. Messrs. Timanus and Safady did not receive such an award in 2023, 2022 or 2020.
(8)
Non-PEO compensation for 2022 includes the grant date fair value of a three-year cliff vested restricted stock award of $2,227,200 for Mr. Hanigan, $742,000 for Mr. Davenport and $522,900 for Mr. Osmonov. Messrs. Hanigan, Davenport and Osmonov did not receive such an award in 2024, 2023, 2021 or 2020.
(9)
PEO compensation for 2021 includes the grant date fair value of a three-year cliff vested restricted stock award of $2,462,250. Mr. Zalman did not receive such an award for 2023, 2022 or 2020. Non-PEO compensation for 2021 includes the grant date fair value of a three-year cliff vested restricted stock award of $1,407,000 for each Mr. Timanus and Mr. Safady. Messrs. Timanus and Safady did not receive such an award in 2023, 2022 or 2020.

Company Selected Measure Name		NPAs to Average Interest-Earning Assets(6
Named Executive Officers, Footnote		(1) David Zalman, the Company’s Chief Executive Officer, was the PEO for each of the years presented.
Peer Group Issuers, Footnote
(4)
The Peer Group total shareholder return (“TSR”) is the cumulative total shareholder return of each of the KBW NASDAQ Regional Banking Index and the NASDAQ Bank Index, both of which are reflected in the stock performance graph included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2024. During 2024, the Company reviewed the various market and bank indices and concluded that the KBW Nasdaq Regional Banking Index was more representative of companies like the Company and expects to use that index going forward. The Company TSR and each Peer Group TSR assume $100 was invested for the period starting December 31, 2019 through the end of the listed fiscal year. Dividend reinvestment has been assumed. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	[2]	$ 5,659,475	[1]	$ 3,229,008	$ 3,035,574	[3]	$ 5,534,173	[4]	$ 3,484,221
PEO Actually Paid Compensation Amount	[5]	$ 5,935,165	[1]	3,052,914	3,064,051	[3]	5,627,711	[4]	3,404,844
Adjustment To PEO Compensation, Footnote

PEO SCT Total to CAP Reconciliation

Year	Salary(1)	Bonus and Non-Equity Incentive Compensation(2)	Other Compensation(3)	SCT Total	Deductions from SCT Total(4)	Additions to SCT Total(5)	CAP
2024	$1,092,865	$1,867,278	$239,487	$5,659,475	$2,459,845	$2,735,535	$5,935,165
2023	1,105,186	1,724,350	238,816	3,229,008	160,656	(15,438)	3,052,914
2022	1,066,578	1,594,761	219,427	3,035,574	154,808	183,285	3,064,051
2021	1,041,712	1,612,548	213,699	5,534,173	2,666,214	2,759,752	5,627,711
2020	1,020,807	1,958,704	236,703	3,484,221	268,007	188,630	3,404,844
(1)
Reflects amounts reported in the Salary column in the SCT for each year shown.
(2)
Reflects amounts reported in the total of the Bonus and Non-Equity Incentive Plan Compensation columns in the SCT for each year shown.
(3)
Reflects amounts reported in the All Other Compensation column in the SCT for each year shown.
(4)
Represents the grant date fair value of the restricted stock awards granted each year as reported in the Stock Awards column in the SCT. The Company does not maintain a pension plan; therefore, a deduction from SCT total compensation related to pension value is not needed.
(5)
Reflects the value of equity calculated in accordance with the requirements set forth in Item 402(v) of Regulation S-K for determining CAP for each year shown. The equity component of CAP for fiscal years 2024, 2023, 2022, 2021 and 2020 is further detailed in the supplemental tables below:

PEO Equity Component of CAP

Year	Fair Value of Current Year Equity Awards at 12/31	Change in Value of Prior Years' Awards Unvested at 12/31	Change in Value of Prior Years' Awards that Vested in FY	Equity Value Included in CAP
	(a)	(b)	(c)	(d) = (a) + (b) + (c)
2024	$2,867,595	$17,465	$(149,525)	$2,735,535
2023	160,656	(184,937)	8,843	(15,438)
2022	154,808	14,504	13,973	183,285
2021	2,734,458	12,186	13,108	2,759,752
2020	268,007	(86,895)	7,518	188,630

Non-PEO NEO Average Total Compensation Amount	[6]	$ 2,483,266	[1]	1,593,619	2,088,997	[3]	2,151,891	[4]	1,548,064
Non-PEO NEO Average Compensation Actually Paid Amount	[5]	$ 2,663,858	[1]	1,496,454	2,080,990	[3]	2,227,148	[4]	1,529,470
Adjustment to Non-PEO NEO Compensation Footnote

Average Non-PEO NEO SCT Total to CAP Reconciliation

Year	Salary(1)	Bonus and Non-Equity Incentive Compensation(2)	Other Compensation(3)	SCT Total	Deductions from SCT Total(4)	Additions to SCT Total(5)	CAP
2024	$642,254	$850,594	$92,220	$2,483,266	$898,199	$1,078,791	$2,663,858
2023	654,972	782,842	84,706	1,593,619	71,100	(26,065)	1,496,454
2022	597,934	664,508	66,625	2,088,997	759,929	751,922	2,080,990
2021	617,335	671,107	69,683	2,151,891	793,767	869,024	2,227,148
2020	602,555	780,569	46,334	1,548,064	118,606	100,012	1,529,470

(1)
Reflects amounts reported in the Salary column in the SCT for each year shown.
(2)
Reflects amounts reported in the total of the Bonus and Non-Equity Incentive Plan Compensation columns in the SCT for each year shown.
(3)
Reflects amounts reported in the All Other Compensation column in the SCT for each year shown.
(4)
Represents the grant date fair value of the restricted stock awards granted each year as reported in the Stock Awards column in the SCT. The Company does not maintain a pension plan; therefore, a deduction from SCT total compensation related to pension value is not needed.
(5)
Reflects the value of equity calculated in accordance with the requirements set forth in Item 402(v) of Regulation S-K for determining CAP for each year shown. The equity component of CAP for fiscal years 2024, 2023, 2022, 2021 and 2020 is further detailed in the supplemental tables below:

Average Non-PEO NEO Equity Component of CAP

Year	Fair Value of Current Year Equity Awards at 12/31	Change in Value of Prior Years' Awards Unvested at 12/31	Change in Value of Prior Years' Awards that Vested in FY	Equity Value Included in CAP
	(a)	(b)	(c)	(d) = (a) + (b) + (c)
2024	$1,043,824	$79,168	$(44,201)	$1,078,791
2023	71,100	(101,079)	3,914	(26,065)
2022	751,889	3,552	(3,519)	751,922
2021	813,267	52,160	3,597	869,024
2020	118,606	(37,910)	19,316	100,012

Equity Valuation Assumption Difference, Footnote

PEO Equity Component of CAP

Year	Fair Value of Current Year Equity Awards at 12/31	Change in Value of Prior Years' Awards Unvested at 12/31	Change in Value of Prior Years' Awards that Vested in FY	Equity Value Included in CAP
	(a)	(b)	(c)	(d) = (a) + (b) + (c)
2024	$2,867,595	$17,465	$(149,525)	$2,735,535
2023	160,656	(184,937)	8,843	(15,438)
2022	154,808	14,504	13,973	183,285
2021	2,734,458	12,186	13,108	2,759,752
2020	268,007	(86,895)	7,518	188,630

Average Non-PEO NEO Equity Component of CAP

Year	Fair Value of Current Year Equity Awards at 12/31	Change in Value of Prior Years' Awards Unvested at 12/31	Change in Value of Prior Years' Awards that Vested in FY	Equity Value Included in CAP
	(a)	(b)	(c)	(d) = (a) + (b) + (c)
2024	$1,043,824	$79,168	$(44,201)	$1,078,791
2023	71,100	(101,079)	3,914	(26,065)
2022	751,889	3,552	(3,519)	751,922
2021	813,267	52,160	3,597	869,024
2020	118,606	(37,910)	19,316	100,012

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table		• Return on Average Assets • Increase in Earnings Per Share • Efficiency Ratio • Increase in Dividends • Merger and Acquisitions Strategy, Negotiation and Integration
Total Shareholder Return Amount		$ 122.89	[1]	106.79	110.55	[3]	106.69	[4]	99.59
Net Income (Loss)	[7]	$ 479,386,000	[1]	$ 419,316,000	$ 524,516,000	[3]	$ 519,297,000	[4]	$ 528,904,000
Company Selected Measure Amount	[8]	0.0023	[1]	0.0021	0.0008	[3]	0.0009	[4]	0.0021
PEO Name		David Zalman,		David Zalman,	David Zalman,		David Zalman,		David Zalman,
Comp Prosperity Bancshares TSR versus NASDAQ Bank Index TSR Text Block
Measure:: 1
Pay vs Performance Disclosure
Name		Return on Average Assets
Measure:: 2
Pay vs Performance Disclosure
Name		Increase in Earnings Per Share
Measure:: 3
Pay vs Performance Disclosure
Name		Efficiency Ratio
Measure:: 4
Pay vs Performance Disclosure
Name		Increase in Dividends
Measure:: 5
Pay vs Performance Disclosure
Name		Merger and Acquisitions Strategy, Negotiation and Integration
Salary Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[9]	$ 1,092,865		$ 1,105,186	$ 1,066,578		$ 1,041,712		$ 1,020,807
Bonus and Non-Equity Incentive Compensation Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[10]	1,867,278		1,724,350	1,594,761		1,612,548		1,958,704
Other Compensation Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[11]	239,487		238,816	219,427		213,699		236,703
Mr. Zalman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		2,229,500		0	0		2,462,250		0
Mr. Hanigan [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount					2,227,200
Mr. Davenport [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount					742,000
Messrs. Hanigan and Davenport [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount		0		0			0		0
Mr. Timanus [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount		1,592,500					1,407,000
Mr. Safady [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount		1,592,500		0	0		1,407,000		0
Messrs. Timanus and Safady [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount				0	0				0
KBW Regional [Member]
Pay vs Performance Disclosure
Peer Group Total Shareholder Return Amount	[12]	130,900	[1]	115,630	116,100	[3]	124,740	[4]	91,290
Nasdaq Bank [Member]
Pay vs Performance Disclosure
Peer Group Total Shareholder Return Amount	[12]	141,590	[1]	114,990	107,540	[3]	128,280	[4]	90,810
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[13]	(2,459,845)		(160,656)	(154,808)		(2,666,214)		(268,007)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[9]	2,735,535		(15,438)	183,285		2,759,752		188,630
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,867,595		160,656	154,808		2,734,458		268,007
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		17,465		(184,937)	14,504		12,186		(86,895)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(149,525)		8,843	13,973		13,108		7,518
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[13]	898,199		71,100	759,929		793,767		118,606
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[9]	1,078,791		(26,065)	751,922		869,024		100,012
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,043,824		71,100	751,889		813,267		118,606
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		79,168		(101,079)	3,552		52,160		(37,910)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(44,201)		3,914	(3,519)		3,597		19,316
Non-PEO NEO | Salary Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[14]	642,254		654,972	597,934		617,335		602,555
Non-PEO NEO | Bonus and Non-Equity Incentive Compensation Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[10]	850,594		782,842	664,508		671,107		780,569
Non-PEO NEO | Other Compensation Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[11]	$ 92,220		$ 84,706	$ 66,625		$ 69,683		$ 46,334

[1]	PEO compensation for 2024 includes the grant date fair value of a three-year cliff vested restricted stock award of $2,229,500. Mr. Zalman did not receive such an award for 2023, 2022 or 2020. Non-PEO compensation for 2024 includes the grant date fair value of a three-year cliff vested restricted stock award of $1,592,500 for each Mr. Timanus and Mr. Safady. Messrs. Timanus and Safady did not receive such an award in 2023, 2022 or 2020.
[2]	David Zalman, the Company’s Chief Executive Officer, was the PEO for each of the years presented.
[3]	Non-PEO compensation for 2022 includes the grant date fair value of a three-year cliff vested restricted stock award of $2,227,200 for Mr. Hanigan, $742,000 for Mr. Davenport and $522,900 for Mr. Osmonov. Messrs. Hanigan, Davenport and Osmonov did not receive such an award in 2024, 2023, 2021 or 2020.
[4]	PEO compensation for 2021 includes the grant date fair value of a three-year cliff vested restricted stock award of $2,462,250. Mr. Zalman did not receive such an award for 2023, 2022 or 2020. Non-PEO compensation for 2021 includes the grant date fair value of a three-year cliff vested restricted stock award of $1,407,000 for each Mr. Timanus and Mr. Safady. Messrs. Timanus and Safady did not receive such an award in 2023, 2022 or 2020.

[5]	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the Company’s named executive officers. These amounts reflect the total compensation as reflected in the Summary Compensation Table with certain adjustments as described below.
[6]	The Company’s non-PEO named executive officers for 2024, 2023, 2021 and 2020 consisted of Asylbek Osmonov, H. E. Timanus, Jr., Edward Z. Safady and Kevin Hanigan. The non-PEO named executives officers for 2022 consisted of Asylbek Osmonov, H. E. Timanus, Jr., Edward Z. Safady, Kevin Hanigan and J. Mays Davenport.
[7]	As reported in the Company’s consolidated financial statements included in its Annual Report on Form 10-K for the year ended December 31, 2024.
[8]	Represents the Company’s nonperforming assets to average interest-earning assets for each fiscal year.
[9]	Reflects the value of equity calculated in accordance with the requirements set forth in Item 402(v) of Regulation S-K for determining CAP for each year shown. The equity component of CAP for fiscal years 2024, 2023, 2022, 2021 and 2020 is further detailed in the supplemental tables below:

PEO Equity Component of CAP

Year	Fair Value of Current Year Equity Awards at 12/31	Change in Value of Prior Years' Awards Unvested at 12/31	Change in Value of Prior Years' Awards that Vested in FY	Equity Value Included in CAP
	(a)	(b)	(c)	(d) = (a) + (b) + (c)
2024	$2,867,595	$17,465	$(149,525)	$2,735,535
2023	160,656	(184,937)	8,843	(15,438)
2022	154,808	14,504	13,973	183,285
2021	2,734,458	12,186	13,108	2,759,752
2020	268,007	(86,895)	7,518	188,630

Average Non-PEO NEO Equity Component of CAP

Year	Fair Value of Current Year Equity Awards at 12/31	Change in Value of Prior Years' Awards Unvested at 12/31	Change in Value of Prior Years' Awards that Vested in FY	Equity Value Included in CAP
	(a)	(b)	(c)	(d) = (a) + (b) + (c)
2024	$1,043,824	$79,168	$(44,201)	$1,078,791
2023	71,100	(101,079)	3,914	(26,065)
2022	751,889	3,552	(3,519)	751,922
2021	813,267	52,160	3,597	869,024
2020	118,606	(37,910)	19,316	100,012

[10]	Reflects amounts reported in the total of the Bonus and Non-Equity Incentive Plan Compensation columns in the SCT for each year shown.
[11]	Reflects amounts reported in the All Other Compensation column in the SCT for each year shown.
[12]	The Peer Group total shareholder return (“TSR”) is the cumulative total shareholder return of each of the KBW NASDAQ Regional Banking Index and the NASDAQ Bank Index, both of which are reflected in the stock performance graph included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2024. During 2024, the Company reviewed the various market and bank indices and concluded that the KBW Nasdaq Regional Banking Index was more representative of companies like the Company and expects to use that index going forward. The Company TSR and each Peer Group TSR assume $100 was invested for the period starting December 31, 2019 through the end of the listed fiscal year. Dividend reinvestment has been assumed. Historical stock performance is not necessarily indicative of future stock performance.
[13]	Represents the grant date fair value of the restricted stock awards granted each year as reported in the Stock Awards column in the SCT. The Company does not maintain a pension plan; therefore, a deduction from SCT total compensation related to pension value is not needed.
[14]	Reflects amounts reported in the Salary column in the SCT for each year shown.